Research and Development and Energy Efficiency (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	R$ 207,060
Amounts payable, balance to be collected	39,235
Amounts payable, balance to disburse	164,805
Research and development and energy efficiency	411,100	R$ 420,443	R$ 553,674
Research and development and energy efficiency, current	99,244	179,149
Research and development and energy efficiency, noncurrent	311,856	241,294
M M E [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Research and development and energy efficiency	4,285	3,608	2,891
R And D [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Research and development and energy efficiency	104,691	109,233	R$ 201,871
Research And Development [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	57,935
Amounts payable, balance to be collected	14,551
Amounts payable, balance to disburse	45,061
Research and development and energy efficiency	117,547	120,058
Research And Development [Member] | National Fund For Scientific And Technological [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	0
Amounts payable, balance to be collected	8,571
Amounts payable, balance to disburse	0
Research and development and energy efficiency	8,571	7,217
Research And Development [Member] | M M E [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	0
Amounts payable, balance to be collected	4,285
Amounts payable, balance to disburse	0
Research and development and energy efficiency	4,285	3,608
Research And Development [Member] | R And D [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	57,935
Amounts payable, balance to be collected	1,695
Amounts payable, balance to disburse	45,061
Research and development and energy efficiency	104,691	109,233
Energy Efficiency Program [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	149,125
Amounts payable, balance to be collected	24,684
Amounts payable, balance to disburse	119,744
Research and development and energy efficiency	293,553	300,385
Energy Efficiency Program [Member] | National Program Of Electricity Conservation Procel [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	0
Amounts payable, balance to be collected	19,560
Amounts payable, balance to disburse	0
Research and development and energy efficiency	19,560	4,322
Energy Efficiency Program [Member] | E E P [Member]
Disclosure of assets and liabilities with significant risk of material adjustment [line items]
Amounts payable, disbursed and not completed	149,125
Amounts payable, balance to be collected	5,124
Amounts payable, balance to disburse	119,744
Research and development and energy efficiency	R$ 273,993	R$ 296,063